Interim condensed consolidated statements of financial position (Unaudited) - USD ($)	Jun. 30, 2026	Sep. 30, 2025
Non-current assets
Property, plant and equipment	$ 25,463,588	$ 28,556,661
Construction in progress	9,205,124	3,377,689
Right-of-use assets
Restricted cash	2,000,000	2,000,000
Prepaids and deposits, non-current portion	1,596,532	1,590,551
	38,265,244	35,524,901
Current assets
Prepaids and deposits	6,594,687	72,035
Indirect taxes recoverable	1,022,208	534,992
Accounts receivable		380,093
Digital currency	2,462,683	753,211
Cash and cash equivalents	2,453,673	2,501,986
Cash held in trust	493,384	2,973,500
	13,026,635	7,215,817
TOTAL ASSETS	51,291,879	42,740,718
EQUITY
Share capital	128,647,259	101,014,316
Contributed surplus	10,767,991	6,840,775
Debenture reserve	54,733	54,733
Accumulated other comprehensive loss	(11,852,861)	(13,479,285)
Accumulated losses	(121,001,609)	(81,579,828)
	6,615,513	12,850,711
Non-current liabilities
Settlement liability, non-current portion		1,641,501
Senior secured loans, non-current portion	7,635,783	14,682,013
Lease liabilities, non-current portion
	7,635,783	16,323,514
Current liabilities
Other loans and payables
Convertible notes and debentures	3,744,123	1,568,220
Accounts and other payables	7,569,220	7,309,701
Contingent consideration payable	1,760,547	1,760,547
Derivative liabilities	15,552,778
Related party advances	151,361	150,794
Settlement liability, current portion	1,612,070	1,222,364
Senior secured loans, current portion	6,650,484	1,554,867
Lease liabilities, current portion
	37,040,583	13,566,493
TOTAL LIABILITIES	44,676,366	29,890,007
TOTAL EQUITY AND LIABILITIES	$ 51,291,879	$ 42,740,718